Subsequent Events (Details Narrative) - John Keeler & Co., Inc. [Member] - $ / shares	Nov. 08, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Par value of exchanged shares		$ 1.00	$ 1.00	$ 1.00
Subsequent Event [Member] | Shareholder [Member]
Shares exchanged by the shareholder	500
Par value of exchanged shares	$ 1.00
Shares issued to new shareholder	15,000,000
Par value of shares issued to new shareholder	$ 0.0001
Outstanding shares issued to new shareholder	16,015,000
Subsequent Event [Member] | Private Placement Investors [Member]
Warrants issued to investors	181,250
Subsequent Event [Member] | Private Placement Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	725
Subsequent Event [Member] | Prior Investors [Member]
Warrants issued to investors	172,000
Subsequent Event [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	688
Subsequent Event [Member] | Christopher Constable [Member]
Number of stock options granted	3,120,000